RESTRUCTURING (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve, Balance, beginning of period	CAD 0.2	CAD 0.7
Expensed in period	1.8	0.5	CAD 1.2
Disbursements	(2.0)	(1.0)
Restructuring Reserve, Balance, end of period	0.0	0.2	0.7
Restructuring Reserve	0.2	0.7	CAD 0.7
Accounts Payable and Accrued Liabilities [Member]
Restructuring Reserve, Balance, beginning of period	0.2
Restructuring Reserve, Balance, end of period	0.0	0.2
Restructuring Reserve	CAD 0.0	CAD 0.2